Organization and Reorganization - Major subsidiaries of vie's (Details)	12 Months Ended
Dec. 31, 2022
TuanChe Internet Information Service (Beijing) Co., Ltd. ("TuanChe Internet")
Organization and Reorganization
Year of incorporation	2012
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Auto shows, special promotion events, online marketing services
Shenzhen Drive New Media Co., Ltd. ("Drive New Media")
Organization and Reorganization
Year of incorporation	2013
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Subscription and support services
Beijing Internet Drive Technology Co., Ltd. ("Internet Drive Technology")
Organization and Reorganization
Year of incorporation	2018
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Technical support and consulting services
Tansuojixian Technology (Beijing) Co., Ltd("Tansuojixian")
Organization and Reorganization
Year of incorporation	2018
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Technical support and consulting services
TuanChe (Beijing) Automobile Sales Service Co., Ltd. ("TuanChe Automobile")
Organization and Reorganization
Year of incorporation	2015
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Remain dormant
Aikesipo Exhibition Display (Tianjin) Co., Ltd
Organization and Reorganization
Year of incorporation	2017
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Auto shows
TuanChe Information Limited ("TuanChe Information")
Organization and Reorganization
Year of incorporation	2012
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
TuanYuan Internet Technology (Beijing) Co., Ltd. ("TuanYuan")
Organization and Reorganization
Year of incorporation	2013
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Technical support and consulting services, auto shows, special promotion events, online marketing services
Longye International Limited ("Longye")
Organization and Reorganization
Year of incorporation	2018
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Long Ye Information Technology Limited
Organization and Reorganization
Year of incorporation	2018
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Beijing Sangu Maolu Information Technology Co., Ltd. ("Sangu Maolu")
Organization and Reorganization
Year of incorporation	2019
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Technical support and consulting services
Chema Technology (Beijing) Co., Ltd. ("Chema")
Organization and Reorganization
Year of incorporation	2018
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Technical support and consulting services